Stock-Based Compensation - Summary of Stock-Based Compensation Fair Value Assumptions (Details) - Stock Options - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Expected term (years)		6 years
Expected volatility	80.00%
Risk-free interest rate, minimum	1.60%	1.00%
Risk-free interest rate, maximum	3.00%	1.40%
Minimum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Price	$ 2.48	$ 5.69
Expected term (years)	5 years 9 months 18 days
Expected volatility		75.00%
Maximum
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Stock Price	$ 6.78	$ 7.18
Expected term (years)	6 years 3 months 18 days
Expected volatility		80.00%